UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2012 (Unaudited)

DWS Dreman Mid Cap Value Fund
	Shares	Value ($)
Common Stocks 97.6%
Consumer Discretionary 7.4%
Auto Components 1.3%
Lear Corp.	66,330	2,575,594
Hotels, Restaurants & Leisure 1.5%
Darden Restaurants, Inc. (a)	55,120	2,863,484
Household Durables 1.5%
Whirlpool Corp.	40,170	3,031,228
Multiline Retail 1.1%
Big Lots, Inc.* (a)	71,290	2,170,068
Specialty Retail 2.0%
Best Buy Co., Inc. (a)	99,035	1,756,881
Staples, Inc. (a)	202,730	2,213,811

		3,970,692
Consumer Staples 4.1%
Beverages 1.4%
Molson Coors Brewing Co. "B" (a)	61,380	2,733,865
Household Products 1.3%
Energizer Holdings, Inc. (a)	37,590	2,589,951
Tobacco 1.4%
Lorillard, Inc. (a)	23,150	2,905,557
Energy 8.6%
Energy Equipment & Services 1.6%
Ensco PLC "A" (a)	55,240	3,169,119
Oil, Gas & Consumable Fuels 7.0%
Chesapeake Energy Corp. (a)	135,662	2,625,060
Marathon Oil Corp. (a)	110,230	3,066,598
Murphy Oil Corp. (a)	54,230	2,783,626
Ultra Petroleum Corp.* (a)	73,896	1,519,302
Valero Energy Corp. (a)	125,820	3,933,133

		13,927,719
Financials 26.9%
Capital Markets 3.3%
Ameriprise Financial, Inc.	61,840	3,395,634
Invesco Ltd.	128,920	3,052,826

		6,448,460
Commercial Banks 6.8%
Comerica, Inc. (a)	92,920	2,853,573
Fifth Third Bancorp.	263,970	3,996,506
KeyCorp (a)	370,720	3,125,170
SunTrust Banks, Inc. (a)	141,930	3,572,378

		13,547,627
Diversified Financial Services 1.5%
The NASDAQ OMX Group, Inc.	127,360	2,912,723
Insurance 9.2%
Allstate Corp. (a)	83,070	3,096,850
Axis Capital Holdings Ltd.	90,850	3,095,259
Hartford Financial Services Group, Inc. (a)	166,749	2,989,810
Lincoln National Corp. (a)	145,440	3,377,117
PartnerRe Ltd. (a)	39,461	2,896,437
Unum Group (a)	148,070	2,888,846

		18,344,319
Real Estate Investment Trusts 6.1%
Duke Realty Corp. (REIT) (a)	221,014	3,204,703
Hospitality Properties Trust (REIT)	123,710	2,977,700
Mack-Cali Realty Corp. (REIT)	102,810	2,745,027
Senior Housing Properties Trust (REIT)	141,905	3,138,938

		12,066,368
Health Care 7.2%
Health Care Equipment & Supplies 3.0%
St. Jude Medical, Inc.	76,360	2,883,354
Zimmer Holdings, Inc.	49,870	3,080,968

		5,964,322
Health Care Providers & Services 2.9%
Cardinal Health, Inc. (a)	73,420	2,903,761
CIGNA Corp.	61,750	2,826,298

		5,730,059
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	72,470	2,692,985
Industrials 14.1%
Aerospace & Defense 2.9%
Engility Holdings, Inc.* (a)	6,905	127,812
L-3 Communications Holdings, Inc. (a)	41,430	2,910,043
Northrop Grumman Corp. (a)	39,660	2,652,857

		5,690,712
Commercial Services & Supplies 1.6%
Waste Management, Inc. (a)	89,970	3,111,163
Construction & Engineering 1.4%
URS Corp.	75,190	2,737,668
Electrical Equipment 1.3%
General Cable Corp.*	93,121	2,522,648
Machinery 4.3%
Eaton Corp. (a)	33,770	1,510,194
Ingersoll-Rand PLC	66,300	3,100,188
Joy Global, Inc.	26,620	1,420,976
Oshkosh Corp.*	102,810	2,605,205

		8,636,563
Road & Rail 2.6%
Norfolk Southern Corp.	36,520	2,646,239
Ryder System, Inc.	64,400	2,576,644

		5,222,883
Information Technology 16.2%
Communications Equipment 1.6%
Harris Corp. (a)	67,510	3,174,995
Computers & Peripherals 1.8%
Lexmark International, Inc. "A" (a)	90	1,954
NCR Corp.*	158,654	3,552,263

		3,554,217
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc.* (a)	71,310	2,584,987
IT Services 2.5%
Computer Sciences Corp. (a)	61,510	1,981,237
Western Union Co.	165,260	2,910,229

		4,891,466
Semiconductors & Semiconductor Equipment 4.2%
Applied Materials, Inc. (a)	245,650	2,871,649
KLA-Tencor Corp. (a)	61,450	3,152,999
Marvell Technology Group Ltd.	237,940	2,422,229

		8,446,877
Software 4.8%
CA, Inc.	111,850	2,911,456
Symantec Corp.*	187,431	3,341,895
Synopsys, Inc.*	99,012	3,270,366

		9,523,717
Materials 10.3%
Chemicals 3.4%
Agrium, Inc.	37,048	3,644,782
Huntsman Corp. (a)	222,980	3,206,453

		6,851,235
Containers & Packaging 2.6%
Owens-Illinois, Inc.*	126,210	2,206,151
Rock-Tenn Co. "A"	44,910	2,998,640

		5,204,791
Metals & Mining 4.3%
Kinross Gold Corp.	270,020	2,403,178
Nucor Corp. (a)	65,980	2,484,147
Yamana Gold, Inc. (a)	207,910	3,561,498

		8,448,823
Utilities 2.8%
Electric Utilities
American Electric Power Co., Inc. (a)	66,750	2,869,583
PPL Corp. (a)	88,225	2,587,639

		5,457,222

Total Common Stocks (Cost $181,924,306)		193,704,107
Securities Lending Collateral 39.3%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $78,047,595)	78,047,595	78,047,595
Cash Equivalents 1.9%
Central Cash Management Fund, 0.14% (b) (Cost $3,858,758)	3,858,758	3,858,758

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $263,830,659) †	138.8	275,610,460
Other Assets and Liabilities, Net (a)	(38.8)	(77,086,071)

Net Assets	100.0	198,524,389

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $263,914,048.  At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $11,696,412.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,973,056 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,276,644.

(a)
All or a portion of these securities were on loan amounting to $75,364,181. In addition, included in other assets and liabilities, net is a pending sale, amounting to $1,595,984, that is also on loan. The value of all securities loaned at August 31, 2012 amounted to $76,960,165 which is 38.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$193,704,107	$—	$—	$193,704,107
Short-Term Investments(d)	81,906,353	—	—	81,906,353
Total	$275,610,460	$—	$—	$275,610,460

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2012